ACCRUED SEVERANCE PAY, NET (Amounts Accrued and Amounts Funded With Managers' Insurance Policies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Accrued severance pay	$ 3,900	$ 1,300
Less - amount funded	(2,762)	(1,072)
Accrued severance pay, net	$ 1,138	$ 228